Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash	$ 117,209	$ 86,827	$ 63,204	$ 83,704
Total assets		86,827		83,704
Liabilities
Convertible note payable, net of discounts	192,286	309,637		169,990
Derivative liabilities	1,838,652	1,690,304		2,255,781	$ 221,822
Total liabilities		1,999,941		2,425,771
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash	117,209	86,827		83,704
Total assets	117,209	86,827		83,704
Liabilities
Convertible note payable, net of discounts	0	0		0
Derivative liabilities	0	0		0
Total liabilities	0	0		0
Net assets and liabilities	117,209	86,827		83,704
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash	0	0		0
Total assets	0	0		0
Liabilities
Convertible note payable, net of discounts	192,286	309,637		169,990
Derivative liabilities	0	0		0
Total liabilities	192,286	309,637		169,990
Net assets and liabilities	(192,286)	(309,637)		(169,990)
Level 3 | Fair Value, Measurements, Recurring
Assets
Cash	0	0		0
Total assets	0	0		0
Liabilities
Convertible note payable, net of discounts	0	0		0
Derivative liabilities	1,838,652	1,690,304		2,255,781
Total liabilities	1,838,652	1,690,304		2,255,781
Net assets and liabilities	$ (1,838,652)	$ (1,690,304)		$ (2,255,781)